Average Annual Total Returns - Pioneer Multi-Asset Income Fund	A 1 Year	A 5 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C 5 Years	C SinceInception	C InceptionDate	K 1 Year	K 5 Years	K SinceInception	K InceptionDate	R 1 Year	R 5 Years	R SinceInception	R InceptionDate	Y 1 Year	Y 5 Years	Y SinceInception	Y InceptionDate	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) InceptionDate	MSCI All Country World ND Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World ND Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World ND Index (reflects no deduction for fees, expenses or taxes) SinceInception	MSCI All Country World ND Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	0.60%	6.49%	6.65%	Dec. 22, 2011	(1.52%)	4.28%	4.37%	0.45%	4.14%	4.27%	4.40%	6.62%	6.32%	Dec. 22, 2011	5.55%	8.39%	5.95%	Dec. 01, 2014	4.32%	6.80%	4.64%	Dec. 01, 2014	5.36%	7.64%	7.37%	Dec. 22, 2011	7.51%	4.44%	3.44%	Dec. 22, 2011	16.25%	12.26%	11.18%	Dec. 22, 2011